Thrivent Series Fund, Inc.

Supplement to Statement of Additional Information (SAI) dated April 30, 2009

The advisory fees disclosed on page 71 of the SAI with respect to the Portfolios listed below are revised as follows:

Thrivent Aggressive Allocation Portfolio

Portfolio assets invested in all asset types (including Thrivent mutual funds)

First $500 million:	0.150%
Next $1.5 billion:	0.125%
Over $2 billion:	0.100%

Portfolio assets invested in assets other than Thrivent mutual funds:	0.600%

Thrivent Moderately Aggressive Allocation Portfolio

Portfolio assets invested in all asset types (including Thrivent mutual funds)

First $500 million:	0.150%
Next $1.5 billion:	0.125%
Over $2 billion:	0.100%

Portfolio assets invested in assets other than Thrivent mutual funds:	0.550%

Thrivent Moderate Allocation Portfolio

Portfolio assets invested in all asset types (including Thrivent mutual funds)

First $500 million:	0.150%
Next $1.5 billion:	0.125%
Over $2 billion:	0.100%

Portfolio assets invested in assets other than Thrivent mutual funds:	0.500%

Thrivent Moderately Conservative Allocation Portfolio

Portfolio assets invested in all asset types (including Thrivent mutual funds)

First $500 million:	0.150%
Next $1.5 billion:	0.125%
Over $2 billion:	0.100%

Portfolio assets invested in assets other than Thrivent mutual funds:	0.450%

The date of this Supplement is May 29, 2009

Please include this Supplement with your SAI

26710